Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of changes in the derivative liability
The following table presents the changes in the derivative liability for the nine months ended September 30, 2022 and 2021:

Level 3 Rollforward	Derivative Liability
Balance December 31, 2021	$526
Additions	52
Changes in fair value	(578)

Balance September 30, 2022	$—

Balance December 31, 2020	$—
Additions	444
Changes in fair value	—

Balance September 30, 2021	$444

The following table presents the changes in the derivative liability for the years ended December 31, 2021 and 2020 (in thousands):

Level 3 Rollforward	Derivative Liability
Balance December 31, 2019	$9,010
Recognized as part of the net gain on early extinguishment of convertible notes	(9,010)

Balance December 31, 2020	—
Additions	499
Changes in fair value	27

Balance December 31, 2021	$526